Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Common Stocks - 98.0%
Aerospace & Defense - 2.3%
General Electric Co.	4,155	$1,179,064
HEICO Corp.	39	10,694
HEICO Corp., Class A	818	172,672
Howmet Aerospace, Inc.	1,204	277,474
Lockheed Martin Corp.	357	215,767
RTX Corp.	998	192,514
		2,048,185
Automobiles - 3.3%
Tesla, Inc. *	8,000	2,974,000

Banks - 0.7%
Bank of America Corp.	6,859	334,376
Citigroup, Inc.	1,028	116,586
Credicorp Ltd.	93	31,544
NU Holdings Ltd., Class A *	7,831	112,531
Wells Fargo & Co.	389	30,968
		626,005
Beverages - 0.5%
Coca-Cola Co. (The)	5,697	433,257

Biotechnology - 3.2%
Abbvie, Inc.	5,355	1,164,659
Alnylam Pharmaceuticals, Inc. *	491	162,457
Amgen, Inc.	1,177	414,128
Caris Life Sciences, Inc. *	2,699	48,258
Exelixis, Inc. *	1,851	79,389
Gilead Sciences, Inc.	688	95,887
Natera, Inc. *	482	96,395
Neurocrine Biosciences, Inc. *	745	98,146
Regeneron Pharmaceuticals, Inc.	32	24,725
TG Therapeutics, Inc. *	1,336	44,382
Ultragenyx Pharmaceutical, Inc. *	1,404	29,414
United Therapeutics Corp. *	128	75,901
Vertex Pharmaceuticals, Inc. *	1,223	546,118
		2,879,859
Broadline Retail - 5.3%
Amazon.com, Inc. *	21,304	4,436,984
Coupang, Inc. *	9,017	170,241
MercadoLibre, Inc. *	111	191,921
		4,799,146
Building Products - 0.4%
Trane Technologies PLC	893	372,149

Capital Markets - 1.0%
Ameriprise Financial, Inc.	109	48,440
Blackstone, Inc.	951	109,355
Charles Schwab Corp. (The)	1,399	131,478
Goldman Sachs Group, Inc. (The)	198	167,506
KKR & Co., Inc.	486	44,955
Morgan Stanley	2,088	343,622
StepStone Group, Inc., Class A	280	13,362
		858,718

	Shares/ Principal	Fair Value

Chemicals - 0.0%†
Sherwin-Williams Co. (The)	63	$20,195

Commercial Services & Supplies - 0.6%
Republic Services, Inc.	245	53,660
Veralto Corp.	2,079	183,825
Waste Connections, Inc.	837	135,963
Waste Management, Inc.	599	137,644
		511,092
Communications Equipment - 0.9%
Arista Networks, Inc. *	3,753	460,793
Lumentum Holdings, Inc. *	39	27,408
Motorola Solutions, Inc.	719	312,024
		800,225
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	205	282,693
EMCOR Group, Inc.	50	36,915
MasTec, Inc. *	65	20,913
Quanta Services, Inc.	37	20,314
		360,835
Consumer Finance - 0.3%
American Express Co.	958	289,776

Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	1,792	1,785,603

Electrical Equipment - 1.3%
GE Vernova, Inc.	895	781,245
Rockwell Automation, Inc.	514	184,464
Vertiv Holdings Co., Class A	863	216,251
		1,181,960
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	5,089	642,995
CDW Corp.	574	69,466
Coherent Corp. *	317	75,513
Crane NXT Co.	969	39,332
Flex Ltd. *	1,031	67,489
Jabil, Inc.	842	223,660
Keysight Technologies, Inc. *	585	165,186
TE Connectivity PLC	597	124,785
TTM Technologies, Inc. *	323	31,467
		1,439,893
Entertainment - 2.1%
Netflix, Inc. *	15,552	1,495,325
Spotify Technology SA *	855	414,598
		1,909,923
Financial Services - 3.8%
Berkshire Hathaway, Inc., Class B *	214	102,549
Mastercard, Inc., Class A	2,914	1,456,009
Rocket Cos., Inc., Class A *	1,073	15,290

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Financial Services (continued)
Visa, Inc., Class A	6,008	$1,815,858
		3,389,706
Ground Transportation - 0.2%
Uber Technologies, Inc. *	2,302	165,583

Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. *	3,819	239,642
Intuitive Surgical, Inc. *	1,219	561,947
Stryker Corp.	819	269,115
		1,070,704
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	628	132,703
HCA Healthcare, Inc.	241	114,051
McKesson Corp.	573	495,851
UnitedHealth Group, Inc.	139	37,612
		780,217
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	301	52,874

Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A *	1,718	216,949
Booking Holdings, Inc.	169	711,544
Carnival Corp.	3,907	101,113
Chipotle Mexican Grill, Inc. *	9,072	290,395
DoorDash, Inc., Class A *	994	149,249
Expedia Group, Inc.	322	74,347
Hilton Worldwide Holdings, Inc.	32	9,730
Las Vegas Sands Corp.	310	16,703
Viking Holdings Ltd. *	5,012	368,282
		1,938,312
Household Durables - 0.2%
Garmin Ltd.	157	36,426
NVR, Inc. *	23	151,566
		187,992
Household Products - 0.3%
Colgate-Palmolive Co.	472	40,228
Procter & Gamble Co. (The)	1,756	253,637
		293,865
Industrial Conglomerates - 0.6%
3M Co.	3,975	577,289

Insurance - 0.1%
Travelers Cos., Inc. (The)	286	83,420

Interactive Media & Services - 10.4%
Alphabet, Inc., Class A	11,627	3,343,460
Alphabet, Inc., Class C	9,793	2,809,220
Meta Platforms, Inc., Class A	5,563	3,182,759
		9,335,439
IT Services - 0.2%
Cloudflare, Inc., Class A *	596	122,978
Snowflake, Inc. *	296	44,643
		167,621

	Shares/ Principal	Fair Value

Machinery - 1.0%
Caterpillar, Inc.	452	$320,224
Illinois Tool Works, Inc.	1,228	319,636
Parker-Hannifin Corp.	250	223,810
		863,670
Media - 0.0%†
Trade Desk, Inc. (The), Class A *	1,222	27,727

Metals & Mining - 0.2%
Alcoa Corp.	319	21,159
Freeport-McMoRan, Inc.	3,193	187,685
		208,844
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc.	288	81,723

Passenger Airlines - 0.0%†
American Airlines Group, Inc. *	3,690	39,631

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	4,133	250,667
Eli Lilly & Co.	2,568	2,361,969
		2,612,636
Professional Services - 0.2%
Jacobs Solutions, Inc.	727	92,533
KBR, Inc.	863	31,810
Leidos Holdings, Inc.	397	61,741
		186,084
Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices, Inc. *	5,083	1,034,035
Amkor Technology, Inc.	178	8,015
Analog Devices, Inc.	464	147,617
Applied Materials, Inc.	2,163	739,292
Astera Labs, Inc. *	442	48,443
Broadcom, Inc.	15,427	4,774,811
First Solar, Inc. *	551	108,690
Globalfoundries, Inc. *	873	38,831
KLA Corp.	391	575,712
Lam Research Corp.	5,309	1,134,321
Marvell Technology, Inc.	2,072	205,232
Microchip Technology, Inc.	1,188	76,757
Micron Technology, Inc.	584	197,299
Monolithic Power Systems, Inc.	165	180,403
NVIDIA Corp.	52,166	9,097,750
NXP Semiconductors NV	635	125,006
Qorvo, Inc. *	138	10,681
QUALCOMM, Inc.	2,565	330,321
Skyworks Solutions, Inc.	625	33,469
Teradyne, Inc.	42	12,451
Texas Instruments, Inc.	1,902	369,254
Universal Display Corp.	431	39,505
		19,287,895

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Software - 14.2%
Adobe, Inc. *	2,012	$489,077
AppLovin Corp., Class A *	240	95,520
Atlassian Corp., Class A *	437	29,825
Autodesk, Inc. *	712	170,453
Cadence Design Systems, Inc. *	953	264,810
Check Point Software Technologies Ltd. *	189	26,999
Crowdstrike Holdings, Inc., Class A *	886	345,903
Datadog, Inc., Class A *	410	48,400
Dynatrace, Inc. *	2,727	100,844
Elastic NV *	649	32,443
Fortinet, Inc. *	2,823	230,696
HubSpot, Inc. *	260	63,466
Intuit, Inc.	778	336,392
Manhattan Associates, Inc. *	748	99,574
Microsoft Corp.	18,782	6,952,533
Oracle Corp.	6,223	915,466
Palantir Technologies, Inc., Class A *	7,514	1,099,148
Palo Alto Networks, Inc. *	2,665	427,253
RingCentral, Inc., Class A	842	31,314
Salesforce, Inc.	788	147,096
ServiceNow, Inc. *	5,296	553,697
Synopsys, Inc. *	649	257,315
Zscaler, Inc. *	609	85,437
		12,803,661
Specialty Retail - 1.7%
Home Depot, Inc. (The)	1,638	538,722
O'Reilly Automotive, Inc. *	4,234	390,840
TJX Cos., Inc. (The)	3,571	570,289
		1,499,851
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	33,663	8,543,333
Dell Technologies, Inc., Class C	1,571	257,848
Pure Storage, Inc., Class A *	2,138	126,227
Seagate Technology Holdings PLC	271	106,167
Western Digital Corp.	65	17,582
		9,051,157
Textiles, Apparel & Luxury Goods - 0.0%†
Lululemon Athletica, Inc. *	196	30,008

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	151	40,063
Ferguson Enterprises, Inc.	185	43,153
		83,216
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	592	124,338

Total Common Stocks
(Cost - $48,796,305)		88,234,284

	Shares/ Principal	Fair Value
Short-Term Investments - 1.7%
Money Market Funds - 1.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a) (Cost - $1,560,350)	1,560,350	$1,560,350

Total Short-Term Investments (Cost - $1,560,350)		1,560,350
Total Investments - 99.7%
(Cost - $50,356,655)		$89,794,634
Other Assets Less Liabilities - Net 0.3%		245,608
Total Net Assets - 100.0%		$90,040,242

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	3	6/18/2026	$1,434,900	$(44,040)